Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 4,100	$ 4,100
UNITED STATES
Total	4,100	4,100
UNITED STATES | U.S Federal Government [Member]
Total	$ 4,100	$ 4,100